Investments accounted for using the equity method - Summary of financial information related to FCA Bank and the finance companies in partnership with Santander Consumer Finance (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Joint Ventures And Associates [Line Items]
Financial assets	€ 3,781	€ 7,166
Of which: Cash and cash equivalents	30,146	34,100
Total Equity	54,001	82,115	€ 82,120	€ 72,382
Carrying amount of interest	5,229	7,037
Interest and similar expenses	(1,188)	(1,248)	(1,064)
Income tax expense	4,273	1,488	(3,793)
Profit from continuing operations	(22,332)	5,520	18,625
Net profit	(22,332)	5,520	18,625
Total Comprehensive income attributable to owners of the parent (A+B)	(26,450)	6,974	15,658
Company’s share of net profit	(1,179)	118	547
Finance companies in partnership with Group Santander Consumer Finance (“SCF”)
Disclosure Of Joint Ventures And Associates [Line Items]
Financial assets	37,882	35,788
Of which: Cash and cash equivalents	1,920	3,201
Other assets	1,632	1,554
Financial liabilities	32,217	30,235
Other liabilities	3,109	3,076
Total Equity	4,188	4,033
Company’s share of net assets	2,098	2,016
Carrying amount of interest	2,098	2,016
Interest and similar income	3,235	3,382	3,303
Interest and similar expenses	(1,972)	(2,234)	(2,084)
Income tax expense	(200)	(193)	(239)
Profit from continuing operations	456	457	628
Net profit	456	457	628
Net profit attributable to owners of the parent (A)	228	229	314
Other comprehensive income/(loss) attributable to owners of the parent (B)	2	27	3
Total Comprehensive income attributable to owners of the parent (A+B)	230	256	317
Company’s share of net profit	€ 228	€ 229	€ 314